Shareholders’ equity	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Shareholders’ equity

Note 16 — Shareholders’ equity

Ordinary shares

The Company was established under the laws of Cayman Islands on May 14, 2018 with authorized share of 50,000,000 ordinary shares of par value USD 0.001 each.

On October 21, 2022, the Company held an Extraordinary General Meeting of its stockholders of record. The Meeting approved amendments to increase the number of authorized ordinary shares of the Company from USD 50,000 divided into 50,000,000 ordinary shares of par value USD 0.001 each to USD 200,000 divided into 200,000,000 ordinary shares of par value USD 0.001 each.

On March 22, 2024, the Company’s share consolidation plan became effective. Pursuant to the plan, every ten (10) shares of the Company’s ordinary share issued, par value of US$0.001, was consolidated into one (1) share of ordinary share, par value $0.01 (see Note 20 - Subsequent Event). The following information is retrospectively adjusted for the share consolidation.

On August 21, 2021, the Sponsor purchased 115,000 ordinary shares for an aggregate price of $25,000. The 115,000 founder shares was for purposes hereof referred to as the “Founder Shares”.

On February 11, 2021, the Company consummated the IPO of 4,000,000 units (the “Units”). In addition, the underwriters exercised in full the over-allotment option for an additional 600,000 Units on such date, resulting in the issuance and sale of an aggregate of 4,600,000 Units. Each Unit consists of one tenth ordinary shares, par value $0.01 per share (“Share”), one warrant (“Warrant”) entitling its holder to purchase one-twentieth of one Share at a price of $115 per Share, and one right to receive one hundredth (1/100) of one Share upon the consummation of the Company’s initial business combination.

Simultaneously with the closing of the Initial Public Offering on February 11, 2021, the Sponsor purchased an aggregate of or 225,000 Private Units at a price of $10.00 per Private Unit, ($2,250,000 in the aggregate), from the Company in a private placement.

In addition, the Company sold to Ladenburg Thalmann & Co., Inc., for $75, a total of 7,500 Shares.

On December 9, 2022, in accordance with the Merger Agreement, the Closing occurred, pursuant to which Venus issued 3,960,396 ordinary shares to VIYI shareholders.

Due to the merger, public shareholders redeemed 2,493,755 ordinary shares.

In accordance with the Backstop Agreement, the Company issued 21,400 ordinary shares to the Joyous JD Limited.

Upon the consummation of the Business Combination, Venus rights held by the Sponsor and previous public investors were automatically converted to 48,250 ordinary shares.

On September 19, 2023, the Company’s Board approved the Company’s 2023 Equity Incentive Plan (the “2023 Plan”). The maximum aggregate number of ordinary shares that may be issued under the 2023 Equity Incentive Plan is 775,000. The awards could be granted in the form of share options, restricted shares, restricted share units and other local awards.

As of December 31, 2023, the Company had 5,160,671 ordinary shares issued and outstanding with a par value of USD 0.01 each, taking into effect the share consolidation plan.

Statutory reserve

The Company’s PRC entities are required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital. In addition, the Company’s PRC entities may allocate a portion of its after-tax profits based on PRC accounting standards to enterprise expansion fund and staff bonus and welfare fund at its discretion. The Company’s PRC entities may allocate a portion of its after-tax profits based on PRC accounting standards to a discretionary surplus fund at its discretion. The statutory reserve funds and the discretionary funds are not distributable as cash dividends. Remittance of dividends by a wholly foreign-owned company out of China is subject to examination by the banks designated by State Administration of Foreign Exchange. As of December 31, 2022 and 2023, the Company’s PRC entities collectively attributed RMB 11,964,279 and RMB 13,134,098 (USD 1,854,391), of retained earnings for their statutory reserves, respectively. During the years ended December 31, 2022 and 2023, the Company’s PRC entities collectively attributed RMB 2,543,576 and RMB 1,169,819 (USD 165,166) to statutory reserves, respectively.

Restricted assets

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiary. Relevant PRC statutory laws and regulations permit payments of dividends by the Company’s PRC entities only out of its retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the accompanying consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Company’s PRC entities.

As a result of the foregoing restrictions, the Company’s PRC entities are restricted in their ability to transfer their assets to the Company. Foreign exchange and other regulation in the PRC may further restrict the Company’s PRC entities from transferring funds to the Company in the form of dividends, loans and advances. As of December 31, 2023, amounts restricted are the paid-in-capital and statutory reserve of the Company’s PRC entities, which amounted to RMB 439,773,436 (USD 62,091,213).